Pension and Other Postretirement Benefits, Other Postretirement Plan Amounts Recognized on the Balance Sheet and in Accumulated Other Comprehensive Income (Details) (Other Postretirement Plan [Member], USD $)
In Millions, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amounts recognized in Accumulated Other Comprehensive Income: [Abstract]
Actuarial and investment loss	$ 72	$ 42	$ 16
Prior service cost (credit)	(1)	3	0
US Plans [Member]
Amounts recognized in the Consolidated Balance Sheets consist of: [Abstract]
Accrued benefit liability, current	(21)	(20)
Accrued benefit liability, long-term	(331)	(318)
Funded status of continuing operations, end of period	(352)	(338)
Amounts recognized in Accumulated Other Comprehensive Income: [Abstract]
Actuarial and investment loss	61	46
Prior service cost (credit)	(1)	(1)
Balance at end of period	60	45
Non-US Plans [Member]
Amounts recognized in the Consolidated Balance Sheets consist of: [Abstract]
Accrued benefit liability, current	(1)	(1)
Accrued benefit liability, long-term	(38)	(25)
Funded status of continuing operations, end of period	(39)	(26)
Amounts recognized in Accumulated Other Comprehensive Income: [Abstract]
Actuarial and investment loss	11	0
Prior service cost (credit)	0	0
Balance at end of period	$ 11	$ 0